Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 1,663,593	$ 1,663,593	$ 1,663,593
Intangible Assets, Accumulated Amortization	(444,575)	(358,403)	(242,389)
Intangible Assets, Net	1,219,018	1,305,190	1,421,204
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	319,600	319,600	319,600
Intangible Assets, Accumulated Amortization	(117,187)	(93,217)	(61,257)
Intangible Assets, Net	202,413	226,383	258,343
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	990,000	990,000	990,000
Intangible Assets, Accumulated Amortization	(181,500)	(144,375)	(94,875)
Intangible Assets, Net	808,500	845,625	895,125
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	301,000	301,000
Intangible Assets, Accumulated Amortization	(110,367)	(87,792)
Intangible Assets, Net	190,633	213,208
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	27,000	27,000	27,000
Intangible Assets, Accumulated Amortization	(27,000)	(27,000)	(25,882)
Intangible Assets, Net	0	0	1,118
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	25,993	25,993	25,993
Intangible Assets, Accumulated Amortization	(8,521)	(6,019)	(2,683)
Intangible Assets, Net	$ 17,472	$ 19,974	$ 23,310